Transactions with Related Parties - Additional Information (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			8 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 01, 2010 Vivid [Member]	Jan. 21, 2009 Chairman, President and Chief Executive Officer. USD ($)	Jan. 21, 2009 Chairman, President and Chief Executive Officer. EUR (€)	Dec. 21, 2010 Chairman, President and Chief Executive Officer. USD ($)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2011 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2010 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2010 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2009 Member of Ocean Rig UDW's BoD USD ($)	Dec. 31, 2009 Member of Ocean Rig UDW's BoD EUR (€)	Dec. 31, 2011 Steel Wheel USD ($)	Dec. 31, 2011 Steel Wheel EUR (€)
Commission in connection to financing related services				2.00%
Consultancy agreement terms in year				5
Days Required For Cancellation Written Notice For Agreement				30
Common Shares							2,869,428
Percentage of common stock							2.38%
Offering Price							$ 17.5
Name of subsidiary							Ocean Rig UDW
Legal Fees								$ 61	€ 47,390	$ 125	€ 94,235	$ 0	€ 0
Officers' Compensation					7,000	5,000								411	318,082
Fees on contract termination	$ 6,202	$ 0	$ 15,270											$ 3,807	€ 2,700